FEDERATED INCOME SECURITIES TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                  June 3, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


       RE:    FEDERATED INCOME SECURITIES TRUST (the "Trust")
                  Federated Fund for U.S. Government Securities
                  Class A Shares
                  Class B Shares
                  Class C Shares
                1933 Act File No. 33-3164
                1940 Act File No. 811-4577


Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 53 on May 27, 2005.

         If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.

                                                      Very truly yours,



                                                   /s/ Daniel M. Miller
                                                       Daniel M. Miller
                                                    Assistant Secretary